Intangible Asset	3 Months Ended
Mar. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Asset

Note 2 – Intangible Asset

Intangible assets consist of the capitalized costs of $11,038,929, including transaction costs of $1,782, associated with the exercise of the option to acquire the exclusive license from CoNCERT related to patent rights and know-how to develop and commercialize compounds and products for CTP-499 (also known as the Company’s lead product PCS-499) and each metabolite thereof and the related income tax effects. The capitalized costs include $3,037,147 associated with the initial recognition of an offsetting deferred tax liability related to the acquired temporary difference for an asset purchased that is not a business combination and has a tax basis of $1,782 in accordance with ASC 740-10-25-51 Income Taxes. In accordance with ASC Topic 730, Research and Development, the Company capitalized the costs of acquiring the exclusive license rights to CTP-499 as the exclusive license rights represent intangible assets to be used in research and development activities that have future alternative uses.

The negotiation of the modification to the Agreement was finalized in mid-February 2018 and the legal documents were executed and the option was exercised on March 19, 2018 in exchange for CoNCERT receiving (i) $8 million of common stock of Processa that was owned by Promet (or 2,090,301 shares representing 6.58% of Promet’s common stock holding or 5.93% of total Processa common stock issued and outstanding), and (ii) 15% of any sublicense revenue earned by Processa for a period equivalent to the royalty term (as defined in the Agreement) until the earliest to occur of (a) Processa raising $8 million of gross proceeds; and (b) CoNCERT can sell its shares of Processa common stock without restrictions pursuant to the terms of the amended Agreement. All other terms of the Agreement remained unchanged. The license agreement was assigned to and deemed to have been exercised by the Company. As a result of the transaction, the Company recognized an intangible asset for the fair value of the common stock consideration paid of $8 million with an offsetting amount in additional paid-in capital resulting from Promet satisfying Processa’s liability to CoNCERT.

The Company estimated the fair value of the common stock issued based on the market approach and CoNCERT’s requirement to receive shares valued at $8 million. The market approach was based on the final negotiated number of shares of stock determined on a volume weighted average price of Processa common stock quoted on the OTCQB (principal market) over a 45 day period preceding the mid-February 2018 finalized negotiation of the modification to the option and license agreement with CoNCERT, an unrelated third party, for the exclusive license rights to CTP-499. However, Processa has less than 300 shareholders, the volume of shares trading for Processa’s common stock is not significant and the OTCQB is not a national exchange, therefore the volume weighted average price quotes for the Processa stock are from markets that are not active and therefore are Level 2 inputs. The total cost recognized for the exclusive license acquired represents the allocated fair value related to the stock transferred to CoNCERT plus the recognition of the deferred tax liability related to the acquired temporary difference and the transaction costs incurred to complete the transaction as discussed above.

Intangible assets consist of the following:

	March 31, 2018	March 31, 2017
Gross intangible assets
Exclusive license rights to CTP-499	$11,038,929	$-
Less: Accumulated amortization	(25,435)	-
Total intangible assets, net	$11,013,494	$-

Amortization expense was $25,435 and $0 for the three months ended March 31, 2018 and 2017, respectively. The weighted average amortization period for the intangible asset is 14 years based on the average remaining patent lives for CTP-499 and the estimated royalty period for a fully paid-up license under the terms of the license agreement. Amortization expense is included within research and development expense in the accompanying consolidated statements of operations. As of March 31, 2018, the estimated future amortization expense each year for the next five years and annual periods thereafter until fully amortized amounts to $788,495 per year.